Federal Home Loan Bank Advances and Federal Reserve Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings
2013, Amount	$ 70,000	$ 70,000
2013, Rate	4.77%	4.77%
Letters of credit from the Federal Home Loan Bank	1,000	0
Weighted Average Interest Rate Lines of Credit in Federal Reserve Federal Home Loan Bank	0.00%	0.00%
Federal Home Loan Bank advances and Federal Reserve Borrowings, Amount, Total	$ 70,000	$ 70,000
Federal Home Loan Bank Advances and Federal Reserve Borrowings Weighted Average Interest Rate	4.77%	4.77%